Loans and other financial assets at amortized cost, and loans and receivables_Changes in loss allowance of due from banks (Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance	₩ (3,092,000,000)	[1]
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Net provision of loss allowance	(2,219,000,000)
Others	(76,000,000)	[2]
Ending balance	(5,387,000,000)
Stage 1
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance	(3,092,000,000)	[1]
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Net provision of loss allowance	(2,219,000,000)
Others	(76,000,000)	[2]
Ending balance	(5,387,000,000)
Stage 2
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance	0	[1]
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Net provision of loss allowance	0
Others	0	[2]
Ending balance	0
Stage 3
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance	0	[1]
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Net provision of loss allowance	0
Others	0	[2]
Ending balance	₩ 0

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others consist of foreign currencies translation, etc.